DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION - Special Meeting Extension (Details)	Nov. 06, 2023 USD ($) item	May 11, 2023 USD ($) $ / shares	Nov. 19, 2021 USD ($) $ / shares
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Additional deposit of funds into Trust account		$ 300,000	$ 295,519
Additional deposit of funds into Trust account, per share | $ / shares		$ 0.03	$ 0.03
Period of each extension for completion of business combination	1 month
Deposits into the trust account	$ 200,000
Maximum
DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND BASIS OF PRESENTATION
Number of extension for completion of business combination | item	3
Period for completion of business combination	28 months